18. TRADE PAYABLES	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
TRADE PAYABLES
18.	TRADE PAYABLES

	2020	2019
ANATEL (*)	7,054,295	7,572,101
Services	1,476,270	3,423,011
Infrastructure, network and plant maintenance materials	2,459,582	2,607,888
Rental of polls and rights-of-way	115,154	118,966
Other	314,279	289,508
Adjustment to present value (**)	(3,122,689)	(5,124,107)
Total	8,296,891	8,887,367
Current	3,275,919	5,593,940
Non-current	5,020,972	3,293,427

Trade payables subject to the Judicial Reorganization	5,554,496	4,093,058
Trade payables not subject to the Judicial Reorganization	2,742,395	4,794,309
Total	8,296,891	8,887,367

(*) Regulatory Agency’s claim pursuant to the Amendment to the JRP, the amount of which recognized as enforceable debt was the subject matter of the Transaction Agreement entered into pursuant to Law 13988/2020.

(**) The calculation takes into consideration the contractual flows provided for in the JRP and the Transaction Agreement entered into with ANATEL, discounted using rates that range from 14.9% per year to 17.2% per year considering the maturities of each liability (ANATEL and other payables).

Maturity of non-current trade payables

2022	1,121,998
2023	709,601
2024	1,330,486
2025	1,347,526
2026 to 2030	2,762,236
2031 and thereafter	593,715
Discount	(2,844,590)
Total non-current	5,020,972